Subsequent Events (Details)					12 Months Ended
	Jul. 29, 2025 SGD ($)	May 21, 2025 USD ($) $ / shares shares	May 21, 2025 SGD ($)	Apr. 30, 2025 $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 SGD ($)	Jul. 02, 2025 USD ($)	Apr. 30, 2025 $ / shares	Feb. 13, 2025 shares	Nov. 20, 2024 USD ($)
Subsequent Events [Line Items]
Cash consideration										$ 7,500,000
Facility agreement amount					$ 5,000,000	$ 5,000,000
Purchase of shares (in Shares) | shares									1
Exercise price (in Dollars per share) | $ / shares					$ 0.01
Forecast [Member]
Subsequent Events [Line Items]
Term loan facility							$ 38,700,000
Cash consideration							$ 10,000,000
Facility agreement amount	$ 5,000,000
Facility Agreement [Member]
Subsequent Events [Line Items]
Facility agreement amount						$ 5,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Issued share capital | (per share)				$ 0.458				$ 0.6029
Percentage of outstanding shares				90.00%
Unsecured convertible principal amount		$ 2,900,000
Discount purchase price		$ 2,610,000
Fixed price (in Dollars per share) | $ / shares		$ 2.16
Purchase up to an additional convertible debt		$ 42,600,000
Purchase of shares (in Shares) | shares		899,281
Exercise price (in Dollars per share) | $ / shares		$ 4.17
Warrant amount		$ 3,750,000
Subsequent Event [Member] | Facility Agreement [Member]
Subsequent Events [Line Items]
Financing value (in Dollars)			$ 5,000,000
Minimum [Member]
Subsequent Events [Line Items]
Percentage of bear interest					2.50%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of bear interest		6.00%
Maximum [Member]
Subsequent Events [Line Items]
Percentage of bear interest					7.50%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of bear interest		18.00%